SHARE-BASED COMPENSATION - Plan Awards Activity (Details) - $ / shares		1 Months Ended			12 Months Ended
	Feb. 11, 2021	Dec. 31, 2023	Jan. 31, 2023	Mar. 31, 2022	Dec. 31, 2024
Share options.
Options, Quantity
Outstanding at the beginning of the period (in shares)					2,895,300
Forfeited (in shares)					(561,423)
Cancelled (in shares)					(1,157,131)
Outstanding at the end of the period (in shares)		2,895,300			1,176,746
Options, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars or euros per share)					$ 44.32
Forfeited (in dollars per share)					48.04
Cancelled (in dollars per share)					46.91
Outstanding at the end of the period (in dollars or euros per share)		$ 44.32			$ 40
Stock Appreciation Rights (SARs) [Member]
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)					75,000
Outstanding at the end of the period (in shares)		75,000			75,000
SARs, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share)					$ 32.85
Outstanding at the end of the period (in dollars per share)		$ 32.85			$ 32.85
RSUs
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)					7,025,015
Granted (in shares)		1,300,000	2,700,000	3,300,000	9,079,326
Exercised (in shares)					(283,870)
Forfeited (in shares)					(53,507)
Effect of the Sale(Note 3) (in shares)					(6,102,469)
Cancelled (in shares)					(197,881)
Outstanding at the end of the period (in shares)		7,025,015			9,466,614
PSUs
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)					171,979
Forfeited (in shares)					(171,979)
Outstanding at the end of the period (in shares)		171,979
Synthetic Options And Business Units Equity Awards
Options, Quantity
Outstanding at the beginning of the period (in shares)					5,314,746
Granted (in shares)					34,138
Vested (in shares)					(483,442)
Forfeited (in shares)					(56,866)
Effect of the Sale (Note 3) (in shares)					(4,578,455)
Cancelled (in shares)					(209,091)
Outstanding at the end of the period (in shares)		5,314,746			21,030
Options, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars or euros per share)					$ 16.9
Vested (in dollars per share)					3.4
Forfeited (in dollars per share)					24
Effect of the Sale (Note 3) (in dollars per share)					17.4
Cancelled (in dollars per share)					50.8
Outstanding at the end of the period (in dollars or euros per share)		$ 16.9			$ 42.8
Avride Group 2021 Equity Incentive Plan
SARs and RSUs, Quantity
Granted (in shares)	2,132,749
Avride Group 2021 Equity Incentive Plan | RSUs
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)					2,075,533
Forfeited (in shares)					(13,391)
Cancelled (in shares)					(906,904)
Outstanding at the end of the period (in shares)		2,075,533			1,168,629